Staff costs	12 Months Ended
Dec. 31, 2024
Staff costs
Staff costs
23	Staff costs

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Salaries and other benefits	7,490,527	2,578,083	58,489,874
Share compensation scheme charge/(reversal)	56,450	285,651	(36,155,857)
Employee end of service benefits charge/(reversal)	45,957	—	(171,447)
Severance payments	—	—	7,160,551
	7,592,934	2,863,734	29,323,121